GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of carrying value of goodwill
Total
US$
Balance as of December 31, 2012	17,958
Increase in goodwill related to acquisition	56,959
Foreign currency translation adjustment	1,103
Balance as of December 31, 2013	76,020
Increase in goodwill related to acquisition	243,916
Foreign currency translation adjustment	488
Balance as of December 31, 2014	320,424